Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,103,959.17
Total Fee Amount	981.06
Total Offset Amount	0
Net Fee	$ 981.06
Offset Table N/A	N/A